Stockholders’ Equity - Schedule of Options Activity (Details) - $ / shares			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)			18,300,959	17,647,833	15,444,112	3,907,067
Granted (in shares)			3,730,717	830,194	3,202,435	14,202,635
Exercised (in shares)			(328,323)	(54,268)	0	(53,079)
Forfeited (in shares)			(172,547)	(122,800)	(771,114)	(525,152)
Ending balance (in shares)	21,530,806	18,300,959	21,530,806	18,300,959	17,647,833	15,444,112	3,907,067
Options Outstanding, Exercisable options (in shares)	12,272,394	3,276,976	12,272,394	3,276,976
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)			$ 2.01	$ 2.01	$ 2.03	$ 2.34
Granted (in dollars per share)			23.16	2.00	2.00	2.00
Exercised (in dollars per share)			2.11	2.00	0	2.00
Forfeited (in dollars per share)			9.73	2.22	2.12	2.36
Ending balance (in dollars per share)	$ 5.61	$ 2.01	5.61	2.01	2.01	2.03	$ 2.34
Weighted-Average Exercise Price, Exercisable options (in dollars per share)	2.01	2.00	2.01	2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Fair value, nonvested (in dollars per share)	1.91	0.34	1.91	0.34	0.34	0.34	0.55
Granted (in dollars per share)			9.58	0.37	0.36	0.32
Exercised (in dollars per share)			0.48	0.32	0	0.32
Forfeited (in dollars per share)			3.75	0.46	0.42	0.63
Ending balance (in dollars per share)	1.91	$ 0.34	$ 1.91	0.34	$ 0.34	$ 0.34	$ 0.55
Weighted-Average Grant-Date Fair Value, Exercisable options (in dollars per share)	$ 0.34			$ 0.32
Weighted-Average Remaining Contractual Life	7 years 6 months 3 days	7 years 9 months 25 days		7 years 9 months 25 days	8 years 8 months 15 days	9 years 5 months 12 days	8 years 2 months 12 days
Weighted-Average Remaining Contractual Life, Exercisable	7 years 3 days			7 years 9 months 3 days